Fair Value Of Financial Instruments (Schedule Of Changes In Fair Value Associated With Level 3 Financial Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers, Into Level 3	$ 500
Transfers, Out of Level 3	(3,000)
Non-Agency [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	1,476	$ 806
Unrealized gains/(losses), Included in changes in net assets	(18)	(241)
Realized gains/(losses)	54	127
Redemptions	(430)	(332)
Transfers, Into Level 3		1,116
Net change	(394)	670
Ending Balance	1,082	1,476
Corporate Fixed Income Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		1,993
Unrealized gains/(losses), Included in changes in net assets		84
Realized gains/(losses)		53
Purchases	292	11,643
Sales		(13,773)
Redemptions	(19)
Net change	273	(1,993)
Ending Balance	273
Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	619	1,144
Unrealized gains/(losses), Included in changes in net assets	(279)
Purchases	253
Sales		(525)
Transfers, Into Level 3	7
Net change	(19)	(525)
Ending Balance	600	619
Corporate Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	2,942	7,550
Unrealized gains/(losses), Included in changes in net assets	(361)	1,410
Realized gains/(losses)	2,453
Purchases	3,593
Redemptions	(4,794)
Transfers, Into Level 3		182
Transfers, Out of Level 3		(6,200)
Net change	891	(4,608)
Ending Balance	3,833	2,942
Equity Auction Rate Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	50,442	46,197
Unrealized gains/(losses), Included in changes in net assets	547	(413)
Purchases	50	15,176
Redemptions	(2,350)	(5,250)
Transfers, Out of Level 3		(5,268)
Net change	(1,753)	4,245
Ending Balance	48,689	50,442
Auction Rate Municipal Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	1,315	1,326
Unrealized gains/(losses), Included in changes in net assets	67	(11)
Redemptions	(550)
Net change	(483)	(11)
Ending Balance	832	1,315
Other Investment [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	20	2,026
Unrealized gains/(losses), Included in changes in net assets		(938)
Purchases	3,782
Transfers, Into Level 3	465
Transfers, Out of Level 3	(3,027)	(1,068)
Net change	1,220	(2,006)
Ending Balance	$ 1,240	20
Asset-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		44,045
Unrealized gains/(losses), Included in OCI, Assets		342
Realized gains/(losses)		(2,136)
Sales		(42,251)
Net change		$ (44,045)